UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc.
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

SALOMON BROTHERS INVESTMENT SERIES

CASH MANAGEMENT FUND
NEW YORK MUNICIPAL MONEY MARKET FUND

FORM N-Q
MARCH 31, 2005

ITEM 1.      SCHEDULES OF INVESTMENTS

SALOMON BROTHERS CASH MANAGEMENT FUND

Schedules of Investments (unaudited)	March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

BANK NOTE - 1.3%
$ 500,000	Bank of America Corp., 2.91% due 8/3/05	$500,000

CERTIFICATE OF DEPOSIT - 22.4%
500,000	Barclay's Bank Plc, 2.62% due 4/20/05	500,000
500,000	Depfa Bank Plc, 2.90% due 8/2/05	500,000
500,000	Dexia Credit Local S.A., 2.67% due 5/2/05	500,000
500,000	Fortis Bank, 2.86% due 6/2/05	500,000
500,000	HSBC Bank U.S.A., 2.71% due 5/9/05	500,005
500,000	Lloyds TSB Bank Plc, 2.625% due 4/21/05	499,996
500,000	Nordea Bank Finland Plc, 2.63% due 5/11/05	500,000
1,000,000	Royal Bank of Scotland Plc, 2.79% due 5/3/05	1,000,009
1,000,000	Societe Generale, 2.80% due 5/3/05	1,000,000
1,000,000	Toronto Dominion Bank, 2.80% due 4/29/05	1,000,000
500,000	UBS AG, 2.65% due 4/18/05	500,000
500,000	Unicredito Italiano, 2.62% due 4/18/05	499,994
1,000,000	Wells Fargo Bank, N.A., 2.78% due 4/4/05	999,999

	TOTAL CERTIFICATE OF DEPOSIT	8,500,003

COMMERCIAL PAPER - 57.9%
500,000	Aquinas Funding LLC, Credit Enhanced by Rabobank, 2.88% due 8/3/05 (a)	495,040
500,000	Barton Capital LLC, Credit Enhanced by Societe Generale, 2.89% due 8/1/05 (a)	495,103
1,000,000	Bryant Park Funding LLC, Credit Enhanced by HSBC Bank U.S.A., 2.81% due 4/25/05 (a)	998,127
500,000	Cancara Asset Securitization Ltd., Credit Enhanced by Lloyds TSB Bank Plc, 2.69% due 4/4/05 (a)	499,888
1,000,000	Chariot Funding LLC, Credit Enhanced by JPMorgan Chase Bank, 2.80% due 4/25/05 (a)	998,133
	Chesham Finance LLC, Credit Enhanced by BSN Holdings (a):
500,000	2.74% due 4/8/05	499,734
514,000	2.81% due 4/7/05	513,759
1,000,000	Compass Securitization, Credit Enhanced by Westdeutsche Landesbank, 2.80% due 4/18/05 (a)	998,678
500,000	Concord Minutemen Capital Co. LLC, Credit Enhanced by Liberty Hampshire, 2.55% due 4/6/05 (a)	499,823
500,000	Crown Point Capital Co. LLC, Credit Enhanced by Liberty Hampshire, 2.88% due 6/8/05 (a)	497,280
1,000,000	Ebury Finance Ltd., 2.82% due 4/18/05 (a)	998,668
500,000	Edison Asset Securitization LLC, Credit Enhanced by GE Capital Corp., 2.88% due 6/7/05 (a)	497,320
1,000,000	Fenway Funding LLC, 2.85% due 4/29/05 (a)	997,783
500,000	Ford Credit Floorplan Master Owner Trust A (Motown Notes), Series 2002-1, 2.88% due 6/1/05 (a)	497,560
1,000,000	Fountain Square Commercial Funding Corp., Credit Enhanced by Fifth Third Bank,
	2.87% due 5/17/05 (a)	996,333
1,000,000	Georgetown Funding Co., LLC, 2.85% due 5/5/05 (a)	997,308
500,000	Lake Constance Funding LLC, Credit Enhanced by Landesbank Baden-Wurttemberg,
	2.70% due 4/8/05 (a)	499,738
1,000,000	Landale Funding LLC, Credit Enhanced by HBOS, 2.80% due 4/15/05 (a)	998,911
500,000	Main Street Warehouse Funding Trust, Credit Enhanced by Ameriquest, 2.74% due 4/6/05 (a)	499,810
500,000	Monument Gardens Funding LLC, Credit Enhanced by Rabobank, 2.66% due 4/25/05 (a)	499,113
500,000	Nieuw Amsterdam Receivables Corp., Credit Enhanced by Rabobank, 2.64% due 4/4/05 (a)	499,890
1,000,000	Paradigm Funding LLC, Credit Enhanced by Westdeutsche Landesbank, 2.80% due 4/18/05 (a)	998,678
500,000	Park Granada LLC, Credit Enhanced by Countrywide, 2.70% due 4/8/05 (a)	499,737
1,000,000	Park Sienna LLC, Credit Enhanced by Countrywide, 2.84% due 4/5/05 (a)	999,684
500,000	Perry Global Funding LLC, Credit Enhanced by Bank of America N.A., 2.65% due 4/14/05 (a)	499,522
1,000,000	Regency Markets No. 1 LLC, Credit Enhanced by HSBC Bank U.S.A., 2.80% due 4/18/05 (a)	998,678
1,000,000	Scaldis Capital LLC, Credit Enhanced by Fortis Bank, 3.17% due 9/9/05 (a)	985,823
500,000	Solitaire Funding LLC, Credit Enhanced by HSBC Bank U.S.A., 2.63% due 4/12/05 (a)	499,598
500,000	Surrey Funding Corp., Credit Enhanced by Barclay's Bank Plc, 2.88% due 6/8/05 (a)	497,280
500,000	Tasman Funding Inc., Credit Enhanced by ABN Amro, 2.745% due 4/11/05 (a)	499,619
1,000,000	Tulip Funding Corp., Credit Enhanced by ABN Amro, 2.83% due 4/29/05 (a)	997,799

	TOTAL COMMERCIAL PAPER	21,954,417

DISCOUNT NOTES - 1.3%
500,000	Federal National Mortgage Association, 3.56% due 3/17/06	482,694

MEDIUM TERM NOTES - 5.3%
1,000,000	Credit Suisse First Boston, 2.83% due 4/20/05 (b)	1,000,000
1,000,000	Stanfield Victoria Finance Ltd., 2.81% due 4/25/05 (a)(b)	999,800

	TOTAL MEDIUM TERM NOTES	1,999,800

MUNICIPAL NOTES - 1.1%
420,000	District of Columbia University Revenue, VRDO, Credit Enhanced by First Union National Bank,
	2.91% due 4/7/05 (c)	420,000

See Notes to Schedules of Investments.

1

SALOMON BROTHERS CASH MANAGEMENT FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT - 10.9%
$4,117,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with
	UBS Securities LLC, 2.840% due 4/1/05; Proceeds at maturity - $4,117,325; (Fully
	collateralized by various U.S. government agency obligations, 0.000% to 8.875%
	due 4/19/05 to 11/15/30; Market value - $4,199,340)	$4,117,000

	TOTAL INVESTMENTS - 100.2%
	(Cost - $37,973,914*)	37,973,914
	Liabilities in Excess of Other Assets - (0.2)%	(82,833)

	TOTAL NET ASSETS - 100.0%	$37,891,081

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects rate in effect at March 31, 2005 on instrument with variable coupon rates.

(c)	For VRDO's, maturity date shown is the date of next interest rate change.

*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
VRDO - Variable Rate Demand Obligation

See Notes to Schedules of Investments.

2

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

BOND, REVENUE, TAX, TAX & REVENUE ANTICIPATION NOTES - 21.3%
$2,195,000	New York State, Dormitory Authority Revenue, Personal Income Tax Revenue State Facilities & Equipment, Series A, 4.00% due 3/15/06	$2,227,872
2,000,000	New York State Thruway Authority General Revenue - Series A, BAN's, 2.25% due 10/6/05	2,005,892
2,000,000	Oneida County, NY, BAN's, 2.00% due 4/27/05	2,001,254
3,000,000	Sachem Century School District Holbrook NY, Credit Enhanced by State Aid withholdings, TANs, 2.75% due 6/23/05	3,008,263
5,000,000	William Floyd University Free School District Mastics - Moriches - Shirley, BAN's, 3.00% due 6/27/05	5,015,231

	TOTAL BONDS, REVENUE, TAX, TAX & REVENUE ANTICIPATION NOTES	14,258,512

VARIABLE RATE DEMAND NOTES (a) - 78.2%
1,850,000	Auburn, NY IDA Goulds Pumps Inc. Project, AMT, 2.38% due 4/6/05	1,850,000
505,000	Colonie, NY HDC Colonie Terrence Apartments Project, Credit Enhanced by Keybank of New York, 2.22% due 4/6/05	505,000
250,000	Dutchess County, NY IDA Adam Fairacre Farms, AMT, Credit Enhanced by HSBC Bank USA, 2.30% due 4/7/05	250,000
1,400,000	Long Island Power Authority NY Electric System Subseries 7-A, Credit Enhanced by MBIA, 2.20% due 4/6/05	1,400,000
3,500,000	Metropolitan Transit Authority, NY Series G-2, Insured by AMBAC, 2.24% due 4/7/05	3,500,000
	Monroe County, NY IDA:
650,000	Axelrod Realty, Credit Enhanced by JPMorgan Chase Bank, AMT, 2.30% due 6/1/05	650,000
2,405,000	BenMar Manufacturing Facility, Credit Enhanced by Chappy Realty, Ltd., AMT, 2.42% due 4/7/05	2,405,000
405,000	Mercury Printing, AMT, 2.47% due 4/7/05	405,000
1,600,000	Nassau Health Care Corp., Sub Series C2, Credit Enhanced by FSA County Guaranteed, 2.20% due 4/7/05	1,600,000
	New York, NY:
2,400,000	Series F-6, Credit Enhanced by Morgan Guarantee Trust, 2.23% due 4/6/05	2,400,000
400,000	Sub-Series B-3, Credit Enhanced by JPMorgan Chase Bank, 2.25% due 4/1/05	400,000
	New York City, NY HDC:
1,500,000	Monterey Multi-Family Revenue, Series A, Insured by FNMA Collateralized, 2.23% due 4/6/05	1,500,000
2,550,000	Multi-Family Revenue First Avenue Development, Series A, AMT, Insured by FNMA Collateralized, 2.27% due 4/6/05	2,550,000
1,300,000	Multi-Family Revenue One Columbus Place Development, Series A, AMT, Insured by FNMA Collateralized, 2.28% due 4/6/05	1,300,000
800,000	Parkgate Development, Series A, Insured by FNMA Collateralized, 2.20% due 4/6/05	800,000
1,300,000	New York City, NY IDA Children's Oncology Society, Credit Enhanced by Bank of New York, 2.28% due 4/6/05	1,300,000
1,655,000	New York City, NY Transitional Finance Authority, N.Y.C. Recovery, Sub-Series 3C, Credit Enhanced by Bank of New York, 2.27% due 4/6/05	1,655,000
2,700,000	New York City, NY Trust For Cultural Resources Museum Of Broadcasting, Credit Enhanced by KBC Bank N.V., 2.23% due 4/6/05	2,700,000
	New York State, Dormitory Authority Revenue:
480,000	Cornell University, Series B, Credit Enhanced by Morgan Guarantee Trust, 2.29% due 4/1/05	480,000
1,000,000	Mental Health Services, Sub-Series D-2C, Credit Enhanced by MBIA, 2.24% due 4/7/05	1,000,000
4,000,000	Mental Health Services, Sub-Series D-2D, Insured by AMBAC, 2.24% due 4/7/05	4,000,000
1,000,000	New York State Environmental Facilities Corp. Solid Waste Series B, AMT, Credit Enhanced by JPMorgan Chase Bank, 2.28% due 4/6/05	1,000,000
	New York State HFA:
3,000,000	900 8th Avenue Housing, Series A, AMT, Credit Enhanced by Keybank N.A., 2.31% due 4/6/05	3,000,000
1,450,000	Contract Revenue, Series G, Credit Enhanced by West Landesbank AG, 2.28% due 4/6/05	1,450,000
3,130,000	Normandie Court I Project, Credit Enhanced by Landesbank Hessen Thuringen Girozentrale, 2.22% due 4/6/05	3,130,000
1,100,000	River Terrace Housing Revenue, Series A, Insured by FNMA Collateralized, 2.28% due 4/6/05	1,100,000
	New York State Local Government Assistance Corp.:
2,400,000	Series B, Credit Enhanced by West Landesbank, 2.21% due 4/6/05	2,400,000
700,000	Series D, Credit Enhanced by Societe Generale, 2.20% due 4/6/05	700,000
1,720,000	Otsego County, NY IDA Civil Facilities Revenue, St. James Retirement Community, 2.43% due 4/7/05	1,720,000
750,000	Puerto Rico Commonwealth Government Development, 2.19% due 4/6/05	750,000
3,070,000	Suffolk County, NY IDA Third Project Wolf Family, AMT, Credit Enhanced by HSBC Bank U.S.A., 2.30% due 4/7/05	3,070,000
1,200,000	Triborough Bridge & Tunnel Authority of NY, Series F, Credit Enhanced by ABN Amro Bank N.V., 2.28% due 4/7/05	1,200,000
375,000	Wyoming County, NY IDA American Precision Industries, Inc., Credit Enhanced by HSBC Bank U.S.A., 2.30% due 4/7/05	375,000

	TOTAL VARIABLE RATE DEMAND NOTES	52,545,000

	TOTAL INVESTMENTS - 99.5%
	(Cost - $66,803,512*)	66,803,512
	Other Assets in Excess of Liabilities - 0.5%	364,758

	TOTAL NET ASSETS - 100.0%	$67,168,270

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax. The Fund invests primarily in short-term debt securities. The ability of the issuers of the debt securities to meet their obligations obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, 76.1% of the securities in the portfolio at March 31, 2005 were backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by any one financial institution ranged from 1.1% to 11.2% of total investments.

(a)	Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in the schedule:
AMBAC	-	American Municipal Bond Assurance Indemnity Corporation
AMT	-	Alternative Minimum Tax
BAN's	-	Bond Anticipation Notes
FNMA	-	Federal National Mortgage Association
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority
TAN's	-	Tax Anticipation Notes

See Notes to Schedules of Investments.

3

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Cash Management Fund (“Cash Management Fund”) and Salomon Brothers New York Municipal Money Market Fund (“New York Municipal Money Fund”) (together the “Funds”) are separate investment funds of the Salomon Brothers Series Funds; a Maryland corporation, registered under the Investment Company Act of 1940 as amended (“1940 Act”) as, an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 Act (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Cash Management Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Investment transactions are recorded on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Fund Inc

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	May 27, 2005